Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Series A Perferred stock [Member]	Dec. 31, 2013 Series A Perferred stock [Member]	Dec. 31, 2012 Series A Perferred stock [Member]	Mar. 31, 2013 Common Stock Options [Member]	Dec. 31, 2013 Common Stock Options [Member]	Dec. 31, 2012 Common Stock Options [Member]	Mar. 31, 2013 Common stock warrants [Member]	Dec. 31, 2013 Common stock warrants [Member]	Dec. 31, 2012 Common stock warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities		243,960,532	140,466,982	85,035,025	136,041,275	85,035,025	6,779,615	18,654,097	6,779,615	48,652,342	89,265,160	48,652,342
Working capital deficit	$ 27,488,800	$ 33,983,000